Sector Weightings
Cambria Shareholder Yield ETF
Government	100.0%
100.0%

Percentages based on total investments.

Cambria Tactical Yield ETF
Schedule of Investments
January 31, 2024 (Unaudited)

	Shares	Value
Short-Term Investments - 100.0%
Money Market Funds - 0.9%
First American Treasury Obligations Fund - Class X, 5.25%(a)	33,658	$33,658

U.S. Treasury Bills - 99.1%	Par
5.35%, 03/28/2024(b)	$1,260,000	1,249,704
5.20%, 06/13/2024(b)	1,260,000	1,236,345
4.82%, 10/31/2024(b)	1,290,000	1,244,418
		3,730,467

Total Short-Term Investments (Cost $3,764,285)		3,764,125

Total Investments - 100.0% (Cost $3,764,285)		$3,764,125
Liabilities in Excess of Other Assets – 0.0%(c)		(1,262)
Total Net Assets - 100.0%		$3,762,863

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of January 31, 2024.
(b)	The rate shown is the effective yield.
(c)	Represents less than 0.05% of net assets.

Cambria Tactical Yield ETF(d)
	Level 1	Level 2	Level 3	Total
Investments:
Short-Term Investments	$33,658	$–	$–	$33,658
U.S. Treasury Bills	–	3,730,467	–	3,730,467
Total Investments	$33,658	$3,730,467	$–	$3,764,125

(d) Refer to the Schedule of Investments for industry classifications.